Average Annual Total Returns - VictoryShares Dividend Accelerator ETF	VictoryShares Dividend Accelerator ETF 1 Year	VictoryShares Dividend Accelerator ETF Life of Fund		VictoryShares Dividend Accelerator ETF After Taxes on Distributions 1 Year	VictoryShares Dividend Accelerator ETF After Taxes on Distributions Life of Fund		VictoryShares Dividend Accelerator ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares Dividend Accelerator ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory Dividend Accelerator Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	Nasdaq Victory Dividend Accelerator Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	12.76%	14.82%	[1]	12.32%	14.37%	[1]	7.81%	11.66%	[1]	18.40%	15.71%	13.13%	15.22%

[1]	Inception date is April 18, 2017.